Note 16 - Employee Benefits Plan (Details Textual) - USD ($)	12 Months Ended			13 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2016
Defined Contribution Plan, Employers Matching Contribution, Vesting Percentage in 2 Years	20.00%
Defined Contribution Plan, Employers Matching Contribution, Vesting Period	6 years
Union Employees, Defined Contributions Bargained per Hour Worked		$ 4.50	$ 4.25
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 576,657	442,262	$ 445,162
Camfaud [Member] | Small Self-Administered Scheme [Member]
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 280,677	$ 179,562
Minimum [Member]
Union Employees, Defined Contributions Bargained, Percent of First 7 Percent of Employees' Gross Pay	50.00%
Maximum [Member]
Union Employees, Defined Contributions Bargained, Percent of First 7 Percent of Employees' Gross Pay	100.00%
BB [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of First 4 Percent of Employees' Gross Pay	25.00%	25.00%		25.00%
EP [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of First 7 Percent of Employees' Gross Pay	50.00%	50.00%		50.00%